Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Net operating loss carryforwards	$ 130	$ 223
Employee benefit accruals	69	111
Other deferred tax assets	128	158
Total gross deferred income tax assets	327	492
Less valuation allowance	(129)	(177)
Total deferred income tax assets	198	315
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	1,452	2,436
Deferred contract costs	94	127
Other deferred tax liabilities	90	75
Total deferred income tax liabilities	1,636	2,638
Net deferred income tax liability	$ 1,438	$ 2,323